Investment and Fair Value Measurement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Investment and Fair Value Measurement [Line Items]
Fair value measured on assets and liabilities recurring basis
Voting rights, description	Each Class A share of Libra is entitled to 1 vote while each Class B share of Libra is entitled to 10 votes.
Ownership interest	97.27%
Impairment for the investment	$ 77,200	77,200
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Investment and Fair Value Measurement [Line Items]
Voting interest	31.51%
Libra [Member]
Investment and Fair Value Measurement [Line Items]
Ownership interest	97.27%
Libra [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Investment and Fair Value Measurement [Line Items]
Voting interest	31.51%
Convertible Notes Payable [Member]
Investment and Fair Value Measurement [Line Items]
Non-marketable investments	$ 2,600,000	$ 15,100,000